INCOME TAXES - Components of Deferred Income Tax Assets and Liabilities (Details)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Deferred tax assets:
Net loss carryforward	¥ 64,191,537	$ 9,306,898	¥ 53,089,828
Deferred revenue	91,552,823	13,273,912	115,049,834
Deferred rent			17,692,412
Lease liability	414,797,817	60,140,030
Bad debt expenses	79,570,368	11,536,619	30,328,801
Accrued expenses	16,350,750	2,370,636	17,687,519
Unrealized losses from equity securities	717,944	104,092	7,534,182
Impairment of Long-lived assets and other assets	53,054,078	7,692,118
Valuation allowance	(76,326,389)	(11,066,286)	(59,426,713)
Total deferred tax assets	643,908,928	93,358,019	181,955,863
Deferred tax liabilities:
Depreciation of property and equipment	(7,765,478)	(1,125,888)	(6,099,754)
Unrealized gains from equity securities	(5,360,418)	(777,188)	(880,803)
Intangible assets arising from acquisition	(52,570,078)	(7,621,945)	(176,681,292)
Withholding tax on PRC earnings to be distributed	(20,730,212)	(3,005,598)	(64,929,920)
Right-of-use assets	(386,025,806)	(55,968,481)
Total deferred tax liabilities	(472,451,992)	(68,499,100)	(248,591,769)
Net deferred tax (liabilities) assets	¥ 171,456,936	$ 24,858,919	¥ 66,635,906